SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 11 - SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), the Chief Executive Officer. The CODM reviews financial information which consist of the Company’s statements of operations for purposes of allocating resources and assessing financial performance for this segment and decides how to allocate resources based on net loss. The Company has identified one reportable and operating segment, which is its automotive vision systems operations, providing advanced technology solutions for the automotive industry.

A.	Revenues by geographic region

The following table sets forth reporting revenue information by geographic region:

	Year ended December 31,
	2025	2024	2023
	USD in thousands
Israel	162	162	250
Japan	63	202	172
USA	32	-	40
South.Korea	7	55	-
France	74	-	-
Other (*)	60	17	35
	398	436	497

(*)	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

B.	Revenues by main customers

The following table is a summary of the distribution of revenues by main customers:

	Year ended December 31,
	2025	2024		2023
	USD in thousands
Customer A	162	162		250
Customer B	-	20	(*)	70
Customer C	40	-		-
Customer D	-	74		-
Customer E	-	55		-
Customer F	-	46		-

(*)	Lower than 10%.